Employee benefits - Disclosure of Defined Benefit Plans (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 2,550	€ 2,975	€ 4,177
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	2,184	2,544	3,713
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 366	€ 432	€ 463